Financial Items (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Financial Items
The detail of financial income and other items, net in 2023, 2022 and 2021 was as follows:

		2023	2022	2021
Foreign exchange results	$	144	73	(35)
Financial income		40	27	22
Results from financial instruments, net (notes 14.2 and 17.4) 1		(65)	99	(88)
Net interest cost of defined benefit liabilities (note 19)		(44)	(29)	(31)
Effects of amortized cost on assets and liabilities		(42)	(32)	(28)
Others		–	13	(1)

	$	33	151	(161)

1	For the years 2022 and 2021, includes the reclassification described in note 8.1.